Earnings Per Share Data (Tables)	12 Months Ended
Oct. 25, 2015
Earnings Per Share Data
Schedule of denominator for the computation of basic and diluted earnings per share

(in thousands)	2015	2014	2013
Basic weighted-average

shares outstanding	264,072	263,812	264,317

Dilutive potential

common shares	6,429	6,404	5,907

Diluted weighted-average

shares outstanding	270,501	270,216	270,224